Long-Term Debt (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Forgiveness Of Existing Secured Loan			$ 17,925,000
Forgiveness of accrued interest			1,306,801
Issuance of secured promissory note			(4,500,000)
Transfer of oil and gas properties			(1,902,726)
Transfer of gas gathering system			(1,772,588)
Transfer of shares of Oakridge Energy, Inc.			(210,990)
Transfer of ARO liability			1,814,407
Transfer of other assets			(1,159,780)
Gain on LSA	$ 0	$ 0	$ 11,500,124	$ 0